Share capital - Narrative (Details) - USD ($) $ in Thousands					1 Months Ended	3 Months Ended				9 Months Ended	12 Months Ended
	Sep. 19, 2025	Aug. 20, 2025	Jun. 23, 2025	Mar. 19, 2025	Sep. 29, 2026	Sep. 30, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Dec. 31, 2025	Oct. 27, 2026	Oct. 20, 2026
Share Repurchase Program [Line Items]
Share repurchase program (in shares)	866,512	560,100	1,717,181	1,360,537	2,359,703	2,359,703				2,359,703	4,504,330
Share repurchase program, value of shares repurchased						$ 400,000	$ 250,000	$ 250,000	$ 250,000		$ 750,000
Stock repurchase program, remaining authorized amount	$ 750,000	$ 900,200	$ 500,000	$ 750,000	$ 350,000	$ 350,000				$ 350,000
Subsequent Event
Share Repurchase Program [Line Items]
Stock repurchase program, remaining authorized amount												$ 750,000
Stock repurchase program, authorized amount													$ 750,000